Fair Value Measurements - Change in fair value of equity forward (Details) - Equity Forward - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022
Fair Value Measurements
Fair value as of beginning of period	$ 325,000
Fair value at inception, November 1, 2023		$ 325,000
Change in fair value	7,000
Fair value as of end of period	$ 332,000	$ 0